Income Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Current:
Federal	$ 325.1	$ 342.5	$ 147.8
Foreign	11.0	4.8	4.7
State and local	29.4	37.1	17.9
Deferred:
Federal	(78.3)	(32.1)	2.3
Foreign	1.6	1.3	0.5
State and local	(2.7)	(64.4)	4.9
Total income tax expense	$ 286.1	$ 289.2	$ 178.1